FINANCIAL INCOME	12 Months Ended
Dec. 31, 2022
FINANCIAL INCOME
FINANCIAL INCOME

NOTE 32 — FINANCIAL INCOME

	2022	2021	2020

Income from short-term investments	392,445	182,639	108,057
Interest income and other financial income	213,917	66,385	86,035
Financial Income	606,362	249,024	194,092

Interest on debt	(964,607)	(1,059,841)	(1,022,460)
Monetary variation and other financial expenses	(598,551)	(373,246)	(426,001)
Financial Expenses	(1,563,158)	(1,433,087)	(1,448,461)

Exchange Variation, net	(974,709)	(108,373)	(204,291)
Bonds repurchase expenses	—	(264,687)	(239,273)
Tax credits monetary update	—	788,741	—
Gains and losses on derivative financial instruments, net	39,079	17,928	(774)
Financial result, net	(1,892,426)	(750,454)	(1,698,707)